Capital structure - Authorized Capital (Details)	Sep. 16, 2016 shares	Jul. 25, 2016	Aug. 13, 2015 USD ($) shareholder $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2017 BMD / shares shares	Dec. 31, 2016 BMD / shares shares	Sep. 06, 2016 BMD / shares shares	Sep. 06, 2016 $ / shares shares	Sep. 06, 2016 £ / shares shares	Sep. 05, 2016 BMD / shares shares	Sep. 05, 2016 $ / shares shares	Sep. 05, 2016 £ / shares shares	Jun. 22, 2009 $ / shares
Class of Stock [Line Items]
Common stock, consolidation ratio		0.1
Common shares, par value (in BMD per share) | BMD / shares					BMD 0.01	BMD 0.01	BMD 0.10			BMD 0.01
Preference shares, par value (in dollars per share or pounds per share) | $ / shares													$ 1,000
Retirement of shares | $			$ 5,960,000
CIBC's outstanding shares acquired (in shares)					54,692,630	53,284,872
Stock repurchased and retired during period, number of shareholders | shareholder			2
CIBC
Class of Stock [Line Items]
Retirement of shares | $				$ 120,000,000
Carlyle Global Financial Services, L.P.
Class of Stock [Line Items]
CIBC's outstanding shares acquired (in shares)				2,343,423
US dollars
Class of Stock [Line Items]
Preferred shares, authorized (in shares)							110,200,001	110,200,001	110,200,001	110,200,001	110,200,001	110,200,001
Preference shares, par value (in dollars per share or pounds per share) | $ / shares								$ 0.01			$ 0.01
United Kingdom, Pounds
Class of Stock [Line Items]
Preferred shares, authorized (in shares)							50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preference shares, par value (in dollars per share or pounds per share) | £ / shares									£ 0.01			£ 0.01
Common Stock Issued And Common Stock Authorized But Unissued
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | BMD / shares							BMD 0.01			BMD 0.10
Common shares
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | BMD / shares							BMD 0.01			BMD 0.10
Common shares, authorized (in shares)					2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Stock repurchased for cancellation (in shares)			400,000
Share price (in dollars per share) | $ / shares			$ 14.90
Common shares | CIBC
Class of Stock [Line Items]
Stock repurchased for cancellation (in shares)				8,000,000
Share price (in dollars per share) | $ / shares				$ 15.00
Common shares | Carlyle Global Financial Services, L.P.
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares				$ 15.00
Non-voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | BMD / shares							BMD 0.01			BMD 0.01
Common shares, authorized (in shares)					6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
Common Class A Prior To The Reverse Share Split
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | BMD / shares										BMD 0.01
Common shares, authorized (in shares)										20,000,000,000	20,000,000,000	20,000,000,000
Nonvoting Common Stock Prior To The Reverse Share Split
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | BMD / shares										BMD 0.01
Common shares, authorized (in shares)										6,000,000,000	6,000,000,000	6,000,000,000
IPO
Class of Stock [Line Items]
Issuance of common shares (in shares)	12,234,042
Newly Issued
Class of Stock [Line Items]
Issuance of common shares (in shares)	5,957,447
Selling Shareholders
Class of Stock [Line Items]
Issuance of common shares (in shares)	6,276,595
Over-Allotment Option
Class of Stock [Line Items]
Issuance of common shares (in shares)	1,595,744